Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net result	€ (14,670)	€ (15,753)	€ (29,120)	€ (28,371)
Adjustments for:
Depreciation	591	602	1,161	1,233
Share-based compensation	738	1,471	1,921	2,719
Financial income and expenses	120	2,464	1,378	2,757
Results related to associates			8
Gain on disposal of associate				(514)
Results related to financial liabilities measured at fair value through profit or loss	(62)	33	(3,826)	762
Gain on derecognition of financial liabilities	(1,144)		(1,144)
Income tax expenses	20	53	27	60
Changes in working capital	820	1,774	(3,234)	822
Cash used in operations	(13,587)	(9,356)	(32,829)	(20,532)
Corporate income tax paid	(20)	(53)	(27)	(60)
Interest received		5		5
Interest paid	(1,237)	(575)	(2,455)	(1,153)
Net cash used in operating activities	(14,844)	(9,979)	(35,311)	(21,740)
Cash flow from investing activities
Purchases of property, plant and equipment	(231)	(52)	(475)	(84)
Net cash used in investing activities	(231)	(52)	(475)	(84)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		82,601		85,254
Proceeds from exercise of share options		185	33	753
Proceeds from borrowings		569		569
Repayment of lease liability	(357)	(14)	(933)	(250)
Net cash (used in)/generated by financing activities	(357)	83,341	(900)	86,326
Net increase (decrease) in cash and cash equivalents	(15,432)	73,310	(36,686)	64,502
Currency effect cash and cash equivalents	4,222	(1,746)	5,564	(898)
Cash and cash equivalents, at beginning of the period	167,612	67,878	187,524	75,838
Cash and cash equivalents at the end of the period	€ 156,402	€ 139,442	€ 156,402	€ 139,442